Cover	May 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 14, 2021
Entity File Number	001-37687
Entity Registrant Name	Editas Medicine, Inc.
Entity Central Index Key	0001650664
Entity Tax Identification Number	46-4097528
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Hurley Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	617
Local Phone Number	401-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EDIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false